Submission	Nov. 18, 2024
Submission [Line Items]
Central Index Key	0000020286
Registrant Name	CINCINNATI FINANCIAL CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES